Condensed Statements of Operations - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Revenue	$ 32,688	$ 7,993	$ 15,078	$ 2,007
Cost of revenue:
Cost of revenue	46,142	23,015	32,880	8,122
Gross profit	(13,454)	(15,022)	(17,802)	(6,115)
Operating expenses:
Research and development	21,066	16,698	23,327	22,916
Sales and marketing	29,870	13,376	20,259	11,279
General and administrative	21,462	6,641	8,919	6,253
Total operating expenses	72,398	36,715	52,505	40,448
Loss from operations	(85,852)	(51,737)	(70,307)	(46,563)
Interest income and other income (expense), net	524	2,111	2,485	1,709
Interest expense	(2,461)	(3,237)	(4,257)	(4,639)
Change in fair value of redeemable convertible preferred stock warrant liability	(93)	4,030	3,800	(262)
Loss on extinguishment of term loan	(1,567)
Loss before provision for income taxes	(89,449)	(48,833)	(68,279)	(49,755)
Provision for income taxes		20	20	25
Net loss	(89,449)	(48,853)	(68,299)	(49,780)
Adjustment to redemption value on redeemable convertible preferred stock			(134,760)	(23,300)
Gain on extinguishment of redeemable convertible preferred stock		117,598	117,597
Net loss attributable to common stockholders	(47,281)	(66,015)	(85,462)	(73,080)
Net loss attributable to common stockholders, basic and diluted	$ (47,281)	$ (66,015)	$ (85,462)	$ (73,080)
Net loss per share attributable to common stockholders, basic and diluted	$ (6.30)	$ (78.77)	$ (99.58)	$ (100.75)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	7,508,000	838,000	858,254	725,337
Product Revenue
Revenue:
Revenue	$ 26,435	$ 7,501	$ 13,750	$ 1,749
Cost of revenue:
Cost of revenue	42,118	18,950	27,164	7,806
Service Revenue
Revenue:
Revenue			1,328	258
Cost of revenue:
Cost of revenue			5,716	316
Service and Other Revenue
Revenue:
Revenue	6,253	492	$ 1,328	$ 258
Cost of revenue:
Cost of revenue	$ 4,024	$ 4,065